Average Annual Total Returns - Direxion Daily Technology Bear 3X Shares	Direxion Daily Technology Bear 3X Shares 1 Year	Direxion Daily Technology Bear 3X Shares 5 Years	Direxion Daily Technology Bear 3X Shares 10 Years	Direxion Daily Technology Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Technology Bear 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Technology Bear 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Technology Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Technology Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Technology Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Technology Select Sector Index (reflects no deduction for fees, expenses or taxes) 1 Year	Technology Select Sector Index (reflects no deduction for fees, expenses or taxes) 5 Years	Technology Select Sector Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(87.82%)	(64.38%)	(54.60%)	(87.82%)	(64.45%)	(54.64%)	(51.99%)	(24.66%)	(13.36%)	43.89%	26.96%	19.99%	18.40%	15.22%	13.88%